Total
Domini International Opportunities Fund
DOMINI INTERNATIONAL OPPORTUNITIES FUND
Investment objective:
The Fund seeks to provide its shareholders with long-term total return.
Fees and expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Institutional shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder fees (paid directly from your investment)
Shareholder Fees - Domini International Opportunities Fund - USD ($)		Investor		Institutional
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)		2.00%		2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	[2]	$ 15	[1]	$ 15
Outgoing bank wire transfer fee (deducted directly from sale proceeds)		$ 15		$ 15
[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.

Annual Fund operating expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Domini International Opportunities Fund		Investor	Institutional
Management fees		0.85%	0.85%
Distribution (12b-1) fees		0.25%	none
Other expenses	[1]	0.68%	0.68%
Total annual Fund operating expenses		1.78%	1.53%
Fee waivers and expense reimbursements	[2]	(0.38%)	(0.38%)
Total annual Fund operating expenses after fee waivers and expense reimbursements		1.40%	1.15%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 1.40% and 1.15%, respectively. These expense limitations are in effect through November 30, 2021. There can be no assurance that the Adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the Adviser and the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Share classes(whether or not shares are redeemed)
Expense Example - Domini International Opportunities Fund - USD ($)	1 Year	3 Years
Investor	143	523
Institutional	117	446

Share classes(whether or not shares are redeemed)
Expense Example, No Redemption - Domini International Opportunities Fund - USD ($)	1 Year	3 Years
Investor	143	523
Institutional	117	446

Portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. The Fund is newly offered; therefore it does not have a turnover rate to report for the most recent fiscal year.
Principal investment strategies:
The Fund may invest in equity securities issued by companies of any market capitalization located throughout the world. For purposes of the Fund’s investment policies, equity securities include common stocks, warrants, rights, depositary receipts and preferred shares. Under normal circumstances, the Fund primarily invests in securities of mid-and
large-capitalization companies tied economically to developed market countries throughout the world, other than the U.S. and Canada.
Under normal circumstances, the Fund’s investments will be tied economically to at least 10 different countries, other than the U.S. and Canada. Under normal circumstances, not more than 15% of the Fund’s net assets will be invested in securities of issuers tied economically to the U.S., Canada, and emerging market countries.
Securities of foreign issuers may be purchased directly or through depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), or other securities representing underlying shares of foreign companies.
The Fund may have significant exposure to securities of companies tied economically to Japan, the United Kingdom, or France. The Fund may invest in securities denominated in major reserve currencies, such as the yen, pound sterling, euro, U.S. dollars, and currencies of other countries in which it can invest. To the extent that the Fund has significant exposure to securities of companies tied economically to a particular country or countries (including Japan, the United Kingdom and France), it generally will have corresponding exposure to the currency of such countries (including the yen, pound sterling, and euro). The Fund also may have significant exposure to securities of companies in the financial, industrial, consumer discretionary, and health care sectors. The Fund may have significant exposure to any region, country or sector at any time.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that create positive environmental and social outcomes for people and the planet while seeking competitive financial returns (“Impact Investing”). All of the investment selections made by the Adviser are based on the evaluation of environmental and social factors including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national and global communities, and/or investors (“environmental and social factors”).
The Fund may, but is not required to, invest in companies that, in addition to being subject to environmental and social factors, also demonstrate a commitment to sustainability solutions. The Adviser will consider a company to demonstrate a commitment to sustainability solutions if, based on the Adviser’s analysis, the company provides, invests in or creates products or services that help: accelerate the transition to a low-carbon
future, contribute to the development of sustainable communities, ensure access to clean water, support more sustainable food systems, promote societal health and well-being, broaden financial inclusion, or bridge the digital divide and/or expand access to economic opportunity.
A security will be sold if the Adviser determines that the company is no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors, and/or the company no longer demonstrates a commitment to sustainability solutions, as applicable.
SSGA Funds Management, Inc. (the “Subadviser”), the Fund’s subadviser, will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Subadviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

Principal risks:
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending on market conditions or other factors.

•
Foreign Investing Risk.
Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, terrorism and political or financial instability; regulatory differences such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. Less information may be publicly available regarding foreign issuers. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

•
Geographic Focus Risk.
To the extent that the Fund invests from time to time a significant portion of its assets in issuers organized or located in a particular country or geographic region, the Fund may be particularly affected by adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those countries or regions.

•
Country Risk.
The Fund expects to diversify its investments among issuers with exposure to various countries throughout the world. To the extent that the Fund invests from time to time a significant percentage of its assets in issuers tied economically to a particular country or countries, including Japan, United Kingdom or France, the Fund may be particularly affected by the economic, political, and social conditions in that country, as well as by the spread of infectious illness or other public health issues.

•
Investing in Japan.
The Japanese economy is highly dependent upon international trade, particularly with the United States and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, an unstable financial sector, substantial government deficits, and natural and environmental disasters.

•
Investing in the United Kingdom.
The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. The U.K.’s economy will also be significantly affected by the U.K.’s exit from the European Union (commonly known as “Brexit”), which will likely place the country’s currency and banking system in jeopardy, and impact arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). The U.K.’s exit from the European Union will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Funds’ investments.

•
Investing in France.
The French economy, including demand for French exports, may be adversely affected by the U.K.’s exit from the European Union. The French economy also is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks in the past several years.

•
Currency Risk.
Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. This fluctuation can affect both the value of the currencies in which the Fund’s investments are traded or an active investment position. The Fund will benefit when foreign currencies, including the yen, the pound sterling and the euro, strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions, speculation, and the spread of infectious illness or other public health issues. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

•
Impact Investing Risk.
The Adviser’s evaluation of environmental and social factors in its investment selections and the timing of the Subadviser’s implementation of the Adviser’s investment selections will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

•
Portfolio Management Risk
The value of your investment may decrease if the Adviser’s or Subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser or Subadviser and could have an adverse effect on the value or performance of the Fund.

•
Information Risk.
There is a risk that information used by the Adviser to evaluate environmental and social factors, may not be readily available, complete, or accurate, which could negatively impact the Adviser’s ability to evaluate such factors and negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.

•
Market Risk.
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, the spread of infectious illness or other public health issues, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters, global pandemics and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

•
Recent events.
The illness
COVID-19
caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time and may adversely affect the value and/or liquidity of the Fund’s investments. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the
COVID-19
outbreak may exacerbate other
pre-existing
political, social and economic risks in certain countries or globally. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

•
Mid-
to
Large-Cap
Companies Risk.
The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid-
and
large-cap
companies.

•
Small-Cap
Companies Risk.
Compared to large companies,
small-size
companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines, capital resources and depth of management, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

•
Market Sector Risk.
The Fund may hold a large percentage of securities in a particular market sector. To the extent the Fund holds a large percentage of securities in a particular sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions, the spread of infectious illness or other public health issues, or other developments or risks affecting such market sector than a Fund without the same focus.

•
Financial Sector Risk.
Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

•
Industrial Sector Risk.
Securities in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, commodity prices, and worldwide competition.

•
Consumer Discretionary Risk.
Securities in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

•
Health Care Sector Risk.
Securities in the health care sector, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

•
Redemption Risk.
The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

•
Cybersecurity Risk.
Cybersecurity failures by or breaches of the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.

These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.

Investment results:
As of the date of this prospectus, the Fund did not have a full calendar year of operations, therefore, information on the Fund’s performance is not presented.
Updated information on the Fund’s investment results can be obtained by visiting
www.domini.com/performance
and by calling
1-800-582-6757.